SHARES-BASED AWARDS - RSUs (Details) - RSU award	6 Months Ended
Jun. 30, 2021 installment item shares
Non-CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of RSU that will be satisfied in 375 days	25.00%
Period after which first vesting date started	375 days
Time-Based Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition period	4 years
Time-Based Shares | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	5,232,507
Number of equal quarterly installments | installment	16
Period after which first vesting date started	2 months
Performance-Based Shares | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches based on the achievement of market capitalization goals | item	5
Duration for each tranche	6 months
Maximum vesting period	5 years